Earnings per share (Details 2) - Preferred shares class "A" - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding shares
Earnings per share
Amount at beginning of year	343,768,220	343,848,120
Repurchase of treasury shares		(80,000)
Conversion of preferred shares class "B" to "A"	7,644	100
Amount at the end of the year	343,775,864	343,768,220
Weighted average
Earnings per share
Amount at beginning of year	343,783,562	343,848,120
Repurchase of treasury shares		(64,658)
Conversion of preferred shares class "B" to "A"	2,945	100
Amount at the end of the year	343,771,165	343,783,562